NONRELATED PARTY NOTES PAYABLE	12 Months Ended
Dec. 31, 2015
NONRELATED PARTY NOTES PAYABLE:
NONRELATED PARTY NOTES PAYABLE

NOTE 6 –NONRELATED PARTY NOTES PAYABLE

During the year ended December 31, 2015, the Company executed promissory notes with three nonrelated parties in the amounts $5,000, $5,100 and $2,610, respectively. The unsecured notes payable bear interest at 0% per annum and are due and payable upon demand. The nonrelated party notes increased by $4,000 during the period post the execution of the promissory notes. The Company during the year ended December 31, 2015 made payments totaling $16,710 leaving a balance of $105 due to a nonrelated party as of December 31, 2015.